Litigation - Poland (Details) - P4, pricing litigation [member] - POLAND € in Millions, zł in Millions			12 Months Ended
	Dec. 28, 2020 EUR (€)	Dec. 28, 2020 PLN (zł)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 PLN (zł)	Dec. 31, 2015 EUR (€) claim	Dec. 31, 2015 PLN (zł) claim	Dec. 31, 2013 item
Disclosure of contingent liabilities [line items]
Damages sought			€ 70	zł 316	€ 138	zł 630
Number of claims or lawsuits filed | claim					2	2
Number of operators under investigation | item							3
Orange Polska and subsidiaries [member]
Disclosure of contingent liabilities [line items]
Damages sought	€ 69	zł 314